Financial risk management and financial instruments - Currency Exposure (Details) - Foreign currency risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R 3,254	R (129)
Equity impact of decrease in risk exposure	325	(13)
Income statement impact of decrease in risk exposure	325	(13)
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,897	2,726
Net exposure on liabilities	(166)	(296)
Net exposure	2,731	2,430
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	523	(2,559)
US Dollar
Financial risk management and financial instruments
Net exposure	12,390	(5,878)
Equity impact of decrease in risk exposure	1,239	(511)
Income statement impact of decrease in risk exposure	1,239	(511)
US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	8,656	3,709
Net exposure on liabilities	(4,552)	(1,523)
Net exposure	4,104	2,186
US Dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	8,286	(8,064)
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(166)	(296)
Trade and other payables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(4,552)	(1,523)
Long-term receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	336	323
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	739	831
Trade and other receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	4,961	2,265
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,158	1,895
Cash and cash equivalents | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 3,359	R 1,121